CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Cash Flows From Operating Activities
Income from continuing operations	$ 663,671	$ 1,270,353	$ 758,135
(Loss) from discontinued operations - net of taxes			(227,779)
Net income	663,671	1,270,353	530,356
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	285,000	877,000	198,000
Realized (gain) loss on sale of marketable securities	5,572	18,606	(10,264)
Loss on disposition of property and equipment	316,021	4,215	7,853
Depreciation and amortization	1,636,561	1,574,913	1,556,788
Amortization of deferred charges	456,524	334,261	363,148
Other assets - deferred charges	(636,402)	(137,260)	(675,175)
- unbilled receivables	(282,265)	(608,441)	319,682
- unbilled receivable - bad debts	324,536
- receivables	30,000	30,000
Changes in:
Receivables	(32,932)	(11,728)	(14,889)
Prepaid expenses	(100,937)	(22,759)	38,977
Income taxes refundable	(325,072)	315,577	(59,379)
Accounts payable	(27,415)	(57,510)	47,544
Payroll and other accrued liabilities	581,205	(84,394)	436,914
Income taxes payable	(79,362)	79,362
Other taxes payable	831	911	681
Net cash provided by operating activities	2,815,536	3,583,106	2,740,236
Cash Flows From Investing Activities
Acquisition of property and equipment	(3,327,668)	(1,147,616)	(1,714,961)
Security deposits	51,950	67,243	(77,637)
Marketable securities:
Receipts from sales or maturities	621,809	551,949	804,259
Payments for purchases	(555,218)	(1,007,543)	(356,179)
Net cash (used) by investing activities	(3,209,127)	(1,535,967)	(1,344,518)
Cash Flows From Financing Activities
Increase (decrease) - security deposits payable	(123,232)	(17,023)	74,613
Payments - mortgage and other debt payments	(158,662)	(3,346,267)	(365,607)
Net cash (used) by financing activities	(281,894)	(3,363,290)	(290,994)
Net increase (decrease) in cash and cash equivalents	(675,485)	(1,316,151)	1,104,724
Cash and cash equivalents at beginning of year	1,340,203	2,656,354	1,551,630
Cash and cash equivalents at end of year	664,718	1,340,203	2,656,354
Non-cash investing and financing activities - disposal of fully depreciated property and equipment		$ 2,364,440